Label	Element	Value
MFS® Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE PROSPECTUS The date of this supplement is April 29, 2020. MFS® Strategic Income Fund Effective July 1, 2020, the name of the fund will change to MFS® Income Fund.
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Strategic Income Fund